UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06180

Name of Fund: BlackRock Utilities & Telecommunications Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Utilities & Telecommunications Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock Utilities and Telecommunications Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Commercial Services & Supplies - 0.5%	Tetra Tech, Inc. (a)	17,200	$422,432

Construction & Engineering - 0.5%	Quanta Services, Inc. (a)	21,075	479,035

Diversified Telecommunication Services - 16.0%	AT&T Inc.	140,262	3,593,512
	BCE, Inc.	32,500	695,500
	Cable & Wireless Plc	100,500	221,322
	Deutsche Telekom AG	25,700	310,794
	France Telecom SA	24,300	539,461
	Frontier Communications Corp.	74,400	528,984
	GVT Holding SA (a)	25,900	342,186
	Koninklijke KPN NV	21,100	253,671
	Manitoba Telecom Services, Inc.	30,000	842,202
	Qwest Communications International Inc.	290,900	1,131,601
	TW Telecom, Inc. (a)	41,000	376,790
	Telefonica SA	79,448	1,505,234
	Verizon Communications, Inc.	120,200	3,646,868
	Windstream Corp.	39,141	324,870

			14,312,995

Electric Utilities - 35.4%	Allegheny Energy, Inc.	33,100	857,952
	American Electric Power Co., Inc.	106,000	2,796,280
	CPFL Energia SA (b)	12,100	550,671
	Cia Energetica de Minas Gerais (b)	47,950	721,647
	DPL, Inc.	75,000	1,682,250
	Duke Energy Corp.	146,732	2,026,369
	E.ON AG	9,400	317,880
	EDP - Energias do Brasil SA	33,200	402,838
	Edison International	18,000	513,180
	Electricite de France SA	8,600	398,359
	Entergy Corp.	39,800	2,577,846
	Exelon Corp.	38,300	1,766,779
	FPL Group, Inc.	77,300	4,157,967
	FirstEnergy Corp.	56,700	2,319,030
	ITC Holdings Corp.	49,500	2,154,735
	Iberdrola SA	113,000	889,855
	NV Energy, Inc.	37,500	384,375
	Northeast Utilities Inc.	30,700	645,314
	PPL Corp.	101,800	3,044,838
	Progress Energy, Inc.	20,600	702,872
	The Southern Co.	98,700	2,850,456

			31,761,493

Gas Utilities - 3.8%	EQT Corp.	30,300	1,018,989
	New Jersey Resources Corp.	20,400	671,568
	Questar Corp.	44,400	1,319,568
	UGI Corp.	19,000	435,860

			3,445,985

BlackRock Utilities and Telecommunications Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Independent Power Producers & Energy Traders - 7.1%	AES Tiete SA (Preference Shares)	68,500	$567,039
	Constellation Energy Group, Inc.	72,800	1,753,024
	International Power Plc	132,500	484,219
	NRG Energy, Inc. (a)	147,600	2,653,848
	Ormat Technologies, Inc.	25,300	890,560

			6,348,690

Media - 0.4%	Vivendi SA	13,000	349,558

Multi-Utilities - 16.5%	CMS Energy Corp.	132,500	1,592,650
	Centrica Plc	183,700	614,176
	Consolidated Edison, Inc.	41,400	1,537,182
	Dominion Resources, Inc.	56,674	1,709,288
	GDF Suez	31,689	1,138,088
	NSTAR	26,200	822,942
	National Grid Plc	54,718	454,622
	PG&E Corp.	54,500	2,023,040
	Public Service Enterprise Group, Inc.	128,000	3,819,520
	RWE AG	4,500	324,398
	Wisconsin Energy Corp.	19,100	763,236

			14,799,142

Oil, Gas & Consumable Fuels - 4.0%	Consol Energy, Inc.	7,500	234,600
	Devon Energy Corp.	10,000	518,500
	EOG Resources, Inc.	8,400	533,232
	Range Resources Corp.	5,900	235,823
	Southwestern Energy Co. (a)	17,600	631,136
	Spectra Energy Corp.	50,116	726,682
	Williams Cos., Inc.	46,900	661,290

			3,541,263

Water Utilities - 2.7%	American States Water Co.	3,400	117,402
	American Water Works Co., Inc.	25,500	459,000
	Aqua America, Inc.	31,500	578,025
	California Water Service Group	14,200	554,226
	Cia Saneamento (Preference Shares) (c)	314	17,902
	Companhia de Saneamento de Minas Gerais	32,000	346,614
	Northumbrian Water Group Plc	100,000	328,543

			2,401,712

Wireless Telecommunication Services - 6.3%	America Movil, SA de CV (b)	29,400	965,790
	American Tower Corp. Class A (a)	14,200	450,992
	Crown Castle International Corp. (a)	11,000	269,720
	MetroPCS Communications, Inc. (a)	19,000	324,710
	Millicom International Cellular SA (a)	8,000	387,680
	Rogers Communications, Inc. Class B	17,000	417,860
	SBA Communications Corp. Class A (a)	37,700	950,040
	Sprint Nextel Corp. (a)	70,400	306,944
	Vodafone Group Plc (b)	84,512	1,550,795

			5,624,531

	Total Long-Term Investments (Cost - $75,412,131) - 93.2%		83,486,836

BlackRock Utilities and Telecommunications Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, 0.75% (d)(e)	4,740,612	$4,740,612

Total Short-Term Securities	4,740,612	4,740,612

Total Investments (Cost - $80,152,742*) - 98.5%		88,227,448
Other Assets Less Liabilities - 1.5%		1,346,286

Net Assets - 100.0%		$89,573,734

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$80,065,156

Gross unrealized appreciation	$15,333,477
Gross unrealized depreciation	(7,171,185)

Net unrealized appreciation	$8,162,292

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Convertible security.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash	4,740,612	$4,044
BlackRock Liquidity Series, LLC Cash Sweep Series	$(9,194)	$88,132

(e)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of April 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	255,722	EUR	195,644	State Street Bank & Trust Co.	5/04/09	$(3,132)

USD	58,643	EUR	44,719	State Street Bank & Trust Co.	5/04/09	(524)

Total						$(3,656)

•	Currency Abbreviations:

	EUR	Euro
	USD	US Dollar

BlackRock Utilities and Telecommunications Fund, Inc.

Schedule of Investments April 30, 2009 (Unaudited)

•

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Investments*

	Assets	Liabilities

Level 1	$80,390,160	—
Level 2	7,819,386	$3,656
Level 3	17,902	—

Total	$88,227,448	$3,656

* Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Balance, as of January 31, 2009	$25,019
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(7,117)
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of April 30, 2009	$17,902

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utilities & Telecommunications Fund, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utilities & Telecommunications Fund, Inc.

Date: June 19, 2009